Capital commitments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Capital Commitment [Line Items]
Total capital commitments	€ 25.2	€ 22.7
Property, plant and equipment
Capital Commitment [Line Items]
Total capital commitments	22.4	19.5
Intangible assets
Capital Commitment [Line Items]
Total capital commitments	€ 2.8	€ 3.2